Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Intangible assets
Schedule of intangibles and their amortization and impairment

The following is the movement of intangibles and their amortization and impairment for the years ended December 31, 2021, and 2020:

	Licensees and	Other	Concessions	Easements
	software	intangibles	and rights	(2)	Total
Cost
Balance as of December 31, 2020	835,030	201,463	351,108	79,176	1,466,777
Acquisitions	140,263	11,456	275,736	16,891	444,346
Effect of business combination (Note 12) (1)	130,634	666,455	11,910,589	1,618,801	14,326,479
Disposals	(21,581)	(226)	(402)	(79)	(22,288)
Foreign currency translation	82,397	83,856	893,249	18,553	1,078,055
Transfers/reclassifications	(47,932)	(22,924)	73,161	37	2,342
Balance as of December 31, 2021	1,118,811	940,080	13,503,441	1,733,379	17,295,711
Accumulated amortization and impairment losses
Balance as of December 31, 2020	(607,871)	(67,299)	(173,799)	(62,765)	(911,734)
Amortization of the period	123,796	(19,780)	(427,989)	(3,200)	(327,173)
Losses for impairment	(57)	—	—	—	(57)
Disposals	21,313	56	—	41	21,410
Foreign currency translation	(55,695)	(66,333)	(447,697)	—	(569,725)
Transfers/reclassifications	(171,303)	64	171,360	(37)	84
Balance as of December 31, 2021	(689,817)	(153,292)	(878,125)	(65,961)	(1,787,195)
Net balance as of December 31, 2020	227,159	134,164	177,309	16,411	555,043
Net balance as of December 31, 2021	428,994	786,788	12,625,316	1,667,418	15,508,516
(1)	Corresponds to the balances recognized in the business combination, which mainly includes i) service concessions classified as intangible assets, according to IFRIC 12, in Peru, Bolivia, and Colombia, ii) rights to use infrastructure and intangible assets recognized through business combinations in Brazil and Peru, and iii) intangibles associated with economic benefits from contractual income.
(2)	Easements are acquired rights for the passage of its operating assets, mainly electric power transmission lines. These assets are acquired in perpetuity, so there is no set term or contractual limit, and the right is maintained over time.

	Licenses and	Other
	software	intangibles	Total
Cost
Balance as of December 31, 2019	994,599	285,247	1,279,846
Acquisitions	43,817	46,265	90,082
Foreign currency translation	12,569	5,072	17,641
Effect of control loss in subsidiaries (Note 28)	(10,584)	—	(10,584)
Disposals	(5,430)	—	(5,430)
Adjustment on fair value for business combination (Note 12)	156	—	156
Transfers	30,892	64,174	95,066
Balance as of December 31, 2020	1,066,019	400,758	1,466,777
Accumulated amortization and impairment losses
Balance as of December 31, 2019	(692,217)	(104,531)	(796,748)
Amortization of the period	(93,907)	(23,429)	(117,336)
Recovery -losses for impairment (Note 18)	(176)	5	(171)
Disposals	5,558	11	5,569
Effect of control loss in subsidiaries (Note 28)	9,877	—	9,877
Foreign currency translation	(8,689)	(65)	(8,754)
Transfers	(2,116)	(2,055)	(4,171)
Balance as of December 31, 2020	(781,670)	(130,064)	(911,734)
Net balance as of December 31, 2019	302,382	180,716	483,098
Net balance as of December 31, 2020	284,349	270,694	555,043